Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income		$ 274,663	$ 237,986	$ 228,655
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	[1]	(4,193)	851	7,362
Unrealized gains (losses) on derivative instruments	[1]	71,245	(27,482)	9,965
Pension and other post-retirement benefit plans	[1]	47,915	(40,791)	(66,806)
Other Comprehensive Income (Loss), Net of Tax	[1]	114,967	(67,422)	(49,479)
Total comprehensive income		389,630	170,564	179,176
Less: comprehensive income attributable to non-controlling interest		(1,915)	835	(1,338)
Comprehensive income attributable to Elbit Systems Ltd.’s shareholders		$ 387,715	$ 171,399	$ 177,838

[1]	Other comprehensive income (loss), net of tax expenses (tax benefit) in the amounts of $(6,186), $1,891 and $924 for the years 2021, 2020 and 2019, respectively.